UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period October 1, 2020 to December 31, 2020

Date of Report (Date of earliest event reported):  February 12, 2021
Commission File Number of securitizer: __________
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(4)	Assets Pending Repurchase or Replacement (within cure period) (2)(5)	Demand in Dispute (2)(6)	Demand Withdrawn (2)	Demand Rejected (2)(7)
Entity			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BQ6873		loanDepot.com, LLC	65 / $18,819,827 / 100%				1 / $165,555 / 0.88%
GNMA-II Pool # BR6812		loanDepot.com, LLC	22 / $7,064,812 / 100%				1 / $477,199 / 6.755%
GNMA-II Pool # BS4646		loanDepot.com, LLC	205 / $49,830,462 / 100%				1 / $230,920 / 0.463%
GNMA-II Pool # BK0836		loanDepot.com, LLC	55 / $3,814,134 / 100%	1 / $49,587 / 1.3%		1 / $49,587 / 1.3%
GNMA-II Pool # BK8983		loanDepot.com, LLC	26 / $5,946,362 / 100%			1 / $140,270 / 2.359%
GNMA-II Pool # BR6815		loanDepot.com, LLC	130 / $35,578,398 / 100%		1 / $288,865 / 0.812%
GNMA-II Pool # BS4518		loanDepot.com, LLC	100 / $22,933,296 / 100%			2 / $260,630 / 1.136%
GNMA-II Pool # BS4579		loanDepot.com, LLC	75 / $18,249,977 / 100%			1 / $669,406 / 3.668%
GNMA-II Pool # BS4745		loanDepot.com, LLC	105 / $26,311,464 / 100%		1 / $357,450 / 1.359%
GNMA-II Pool # BT8627		loanDepot.com, LLC	111 / $26,543,802 / 100%			1 / $268,101 / 1.01%
GNMA-II Pool # BT8645		loanDepot.com, LLC	18 / $5,652,198 / 100%		1 / $227,743 / 4.029%
GNMA-II Pool # BT8668		loanDepot.com, LLC	132 / $36,818,873 / 100%		1 / $466,233 / 1.266%
GNMA-II Pool # BT8688		loanDepot.com, LLC	153 / $45,624,165 / 100%		1 / $440,255 / 0.965%
GNMA-II Pool # BT8756		loanDepot.com, LLC	116 / $35,752,633 / 100%			1 / $498,901 / 1.395%
GNMA-II Pool # BT8770		loanDepot.com, LLC	22 / $8,067,832 / 100%		1 / $749,376 / 9.288%
GNMA-II Pool # BT8772		loanDepot.com, LLC	113 / $31,016,821 / 100%		1 / $453,930 / 1.463%
GNMA-II Pool # BT8773		loanDepot.com, LLC	20 / $12,887,938 / 100%			1 / $616,855 / 4.786%
GNMA-II Pool # BT8785		loanDepot.com, LLC	66 / $19,519,957 / 100%			1 / $675,982 / 3.463%
GNMA-II Pool # BT8847		loanDepot.com, LLC	119 / $25,705,347 / 100%			1 / $182,528 / 0.71%
GNMA-II Pool # BT8844		loanDepot.com, LLC	50 / $16,677,011 / 100%			1 / $239,438 / 1.436%
GNMA-II Pool # BS4531		loanDepot.com, LLC	93 / $32,516,000 / 100%				1 / $337,470 / 1.038%
GNMA-II Pool # BS4723		loanDepot.com, LLC	74 / $20,669,805 / 100%		1 / $293,567 / 1.42%
GNMA-II Pool # BT8618		loanDepot.com, LLC	156 / $44,125,731 / 100%		1 / $106,710 / 0.242%
GNMA-II Pool # BT8654		loanDepot.com, LLC	94 / $27,046,013 / 100%		1 / $516,798 / 1.911%

GNMA-II Pool # BV6213	loanDepot.com, LLC	152 / $44,990,378 / 100%				1 / $116,199 / 0.258%
GNMA-II Pool # BV6299	loanDepot.com, LLC	18 / $5,550,125 / 100%			1 / $398,973 / 7.189%
GNMA-II Pool # BV6293	loanDepot.com, LLC	174 / $48,608,597 / 100%			1 / $784,648 / 1.614%
GNMA-II Pool # BV6292	loanDepot.com, LLC	149 / $43,921,502 / 100%			2 / $530,587 / 1.208%
GNMA-II Pool # BV6258	loanDepot.com, LLC	95 / $25,761,282 / 100%			1 / $252,320 / 0.979%	1 / $283,713 / 1.101%
GNMA-II Pool # BV6306	loanDepot.com, LLC	135 / $38,648,458 / 100%			1 / $443,865 / 1.148%
GNMA-II Pool # BV6336	loanDepot.com, LLC	157 / $47,726,841 / 100%			2 / $596,892 / 1.251%
GNMA-II Pool # BV6439	loanDepot.com, LLC	35 / $12,396,243 / 100%				1 / $346,799 / 2.798%
GNMA-II Pool # BV6473	loanDepot.com, LLC	71 / $23,715,183 / 100%			1 / $366,513 / 1.545%
GNMA-II Pool # BV6442	loanDepot.com, LLC	157 / $46,200,781 / 100%			1 / $231,423 / 0.501%
GNMA-II Pool # BV6441	loanDepot.com, LLC	139 / $44,671,367 / 100%			1 / $148,349 / 0.332%
GNMA-II Pool # BV6399	loanDepot.com, LLC	150 / $45,627,444 / 100%			1 / $339,970 / 0.745%
GNMA-II Pool # BV6437	loanDepot.com, LLC	82 / $29,008,201 / 100%			1 / $355,618 / 1.226%
GNMA-II Pool # BV6474	loanDepot.com, LLC	37 / $10,747,004 / 100%			1 / $402,569 / 3.746%
GNMA-II Pool # BV6453	loanDepot.com, LLC	39 / $14,255,425 / 100%			1 / $587,570 / 4.122%
GNMA-II Pool # BV6504	loanDepot.com, LLC	32 / $6,133,323 / 100%			1 / $599,752 / 9.779%
GNMA-II Pool # BV6506	loanDepot.com, LLC	35 / $15,274,966 / 100%				1 / $569,439 / 3.728%
GNMA-II Pool # BX4670	loanDepot.com, LLC	74 / $21,671,415 / 100%			1 / $615,714 / 2.841%
GNMA-II Pool # BV6507	loanDepot.com, LLC	89 / $32,352,377 / 100%			1 / $401,344 / 1.241%
GNMA-II Pool # BV6513	loanDepot.com, LLC	138 / $41,405,881 / 100%				1 / $265,269 / 0.641%
GNMA-II Pool # BX4816	loanDepot.com, LLC	57 / $19,296,865 / 100%	1 / $168,425 / 0.873%	1 / $168,425 / 0.873%
GNMA-II Pool # BJ2870	loanDepot.com, LLC	27 / $5,495,441 / 100%	1 / $141,117 / 2.568%					1 / $141,117 / 2.568%
GNMA-II Pool # BM9365	loanDepot.com, LLC	98 / $22,972,266 / 100%	1 / $210,422 / 0.916%		1 / $210,422 / 0.916%
GNMA-II Pool # BM9479	loanDepot.com, LLC	142 / $33,084,779 / 100%	1 / $207,019 / 0.626%		1 / $207,019 / 0.626%
GNMA-II Pool # BM9526	loanDepot.com, LLC	45 / $11,124,389 / 100%	1 / $219,456 / 1.973%		1 / $219,456 / 1.973%
GNMA-II Pool # BM9430	loanDepot.com, LLC	42 / $5,430,777 / 100%	1 / $134,454 / 2.476%		1 / $134,454 / 2.476%
GNMA-II Pool # BM9533	loanDepot.com, LLC	47 / $14,687,666 / 100%	1 / $266,542 / 1.815%		1 / $266,542 / 1.815%
GNMA-II Pool # BX4717	loanDepot.com, LLC	132 / $47,965,770 / 100%	1 / $471,000 / 0.982%		1 / $471,000 / 0.982%
GNMA-II Pool # BX4731	loanDepot.com, LLC	125 / $44,581,979 / 100%	3 / $1,113,508 / 2.498%		3 / $1,113,508 / 2.498%
GNMA-II Pool # BX4748	loanDepot.com, LLC	80 / $26,748,948 / 100%	2 / $651,058 / 2.434%		2 / $651,058 / 2.434%
GNMA-II Pool # BX4787	loanDepot.com, LLC	6 / $3,615,392 / 100%	1 / $692,300 / 19.149%		1 / $692,300 / 19.149%
GNMA-II Pool # BX4825	loanDepot.com, LLC	83 / $30,089,433 / 100%	1 / $493,745 / 1.641%		1 / $493,745 / 1.641%
GNMA-II Pool # BX4846	loanDepot.com, LLC	91 / $31,653,583 / 100%	1 / $437,818 / 1.383%		1 / $437,818 / 1.383%
GNMA-II Pool # BX4864	loanDepot.com, LLC	26 / $6,630,847 / 100%	1 / $249,000 / 3.755%		1 / $249,000 / 3.755%
GNMA-II Pool # BX4868	loanDepot.com, LLC	14 / $10,426,081 / 100%	1 / $742,000 / 7.117%		1 / $742,000 / 7.117%

GNMA-II Pool # Grand Total	loanDepot.com, LLC	5,093 / $1,489,643,866 / 100%	19 / $6,247,451 / 0.419%	11 / $4,069,352 / 0.273%	45 / $16,546,127 / 1.111%	9 / $2,792,563 / 0.187%	0 / $0 / 0%	1 / $141,117 / 0.009%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA or a third party. Eight (8) of the nineteen (19) assets identified in columns (g) through (i) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party, and eleven (11) of the assets identified in columns (g) through (i) were identified by GNMA for repurchase during the reporting period.

4)
Each of the assets identified in columns (j) through (l) was either repurchased by the Originator during the reporting period or was paid off in full by the borrower(s) during such period. One (1) of the assets identified in columns (j) through (l) was identified by the Originator or GNMA for repurchase during the reporting period, and ten (10) of the assets identified in columuns (j) through (l) were identified by the Originator or GNMA for repurchase or were in dispute by the Originator during the reporting period ended September 30, 2020.

5)
Seventeen (17) of the assets identified in columns (m) through (o) were identified by the Originator or GNMA for repurchase during the reporting period, and twenty-eight (28) of the assets identified in columuns (m) through (o) were identified by the Originator or GNMA for repurchase  during the reporting period ended September 30, 2020.

6)	Each of the assets identified identified in columns (p) through (r) were identified by GNMA for repurchase during the reporting period ended September 30, 2020.

7)	The asset identified identified in columns (v) through (x) was identified by the Originator for repurchase during the reporting period.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 12, 2021	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer